Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 955	Royalties	AUSTRALIA	Department for Energy and Mining South Australia [Member]	Aggregates [Member]	Open Pit
#: 2
	540	Royalties	AUSTRALIA	Department of Energy, Mines, Industry Regulation and Safety Western Australia [Member]	Aggregates [Member]	Open Pit
#: 3
	133	Taxes	AUSTRALIA	Department of Treasury and Finance South Australia [Member]	Aggregates [Member]	Open Pit
#: 4
	1,247	Taxes	AUSTRALIA	Australian Taxation Office [Member]	Aggregates [Member]	Open Pit
#: 5
	215	Taxes	CANADA	City of Hamilton [Member]	Aggregates [Member]	Open Pit
#: 6
	131	Taxes	CANADA	City of Kawartha Lakes [Member]	Aggregates [Member]	Open Pit
#: 7
	122	Taxes	CANADA	City of Vaughan [Member]	Aggregates [Member]	Open Pit
#: 8
	138	Taxes	CANADA	Haldimand County [Member]	Aggregates [Member]	Open Pit
#: 9
	769	Taxes	CANADA	Ministre Du Revenu Du Quebec [Member]	Aggregates [Member]	Open Pit
#: 10
	206	Taxes	CANADA	Mrc De Marguerite-D’Youville [Member]	Aggregates [Member]	Open Pit
#: 11
	154	Taxes	CANADA	Municipality of Clarington [Member]	Aggregates [Member]	Open Pit
#: 12
	2,311	Fees	CANADA	Ontario Aggregate Resources Corporation [Member]	Aggregates [Member]	Open Pit
#: 13
	627	Taxes	CANADA	Town of Halton Hills [Member]	Aggregates [Member]	Open Pit
#: 14
	306	Taxes	CANADA	Town of Milton [Member]	Aggregates [Member]	Open Pit
#: 15
	181	Taxes	CANADA	Township of Cramahe [Member]	Aggregates [Member]	Open Pit
#: 16
	262	Taxes	CANADA	Township of Puslinch [Member]	Aggregates [Member]	Open Pit
#: 17
	157	Taxes	CANADA	Ville De Joliette [Member]	Aggregates [Member]	Open Pit
#: 18
	2,443	Taxes	CANADA	Ville De Laval [Member]	Aggregates [Member]	Open Pit
#: 19
	116	Taxes	CANADA	Ville De Mirabel [Member]	Aggregates [Member]	Open Pit
#: 20
	6,788	Taxes	CANADA	Canada Revenue Agency [Member]	Aggregates [Member]	Open Pit
#: 21
	545	Taxes	DENMARK	Danish Tax Agency (Skat) [Member]	Aggregates [Member]	Open Pit
#: 22
	112	Taxes	FRANCE	Direction Régionale Des Finances Publiques Centre Val De Loire [Member]	Aggregates [Member]	Open Pit
#: 23
	241	Royalties	FRANCE	Centre Finances Publiques Chalon-sur-Saône [Member]	Aggregates [Member]	Open Pit
#: 24
	137	Royalties	FRANCE	Trésorerie De Bar-sur-Aube [Member]	Aggregates [Member]	Open Pit
#: 25
	191	Royalties	FRANCE	Trésorerie De Benfeld [Member]	Aggregates [Member]	Open Pit
#: 26
	168	Royalties	FRANCE	Trésorerie De Nuits Saint Georges [Member]	Aggregates [Member]	Open Pit
#: 27
	147	Royalties	FRANCE	Trésorerie De Valdahon [Member]	Aggregates [Member]	Open Pit
#: 28
	150	Royalties	FRANCE	Trésorerie Is-sur-Tille [Member]	Aggregates [Member]	Open Pit
#: 29
	112	Royalties	FRANCE	Trésorerie Municipale Haguenau [Member]	Aggregates [Member]	Open Pit
#: 30
	152	Royalties	FRANCE	Trésorerie Pays De Montbeliard [Member]	Aggregates [Member]	Open Pit
#: 31
	136	Royalties	FRANCE	Trésorerie Principale Besançon [Member]	Aggregates [Member]	Open Pit
#: 32
	168	Taxes	FRANCE	Direction Générale Des Douanes Et Droits Indirects [Member]	Aggregates [Member]	Open Pit
#: 33
	7,046	Taxes	FRANCE	Direction Générale Des Finances Publiques [Member]	Aggregates [Member]	Open Pit
#: 34
	109	Taxes	IRELAND	Clare County Council [Member]	Aggregates [Member]	Open Pit
#: 35
	955	Taxes	IRELAND	Cork County Council [Member]	Aggregates [Member]	Open Pit
#: 36
	341	Taxes	IRELAND	Fingal County Council [Member]	Aggregates [Member]	Open Pit
#: 37
	251	Taxes	IRELAND	Limerick County Council [Member]	Aggregates [Member]	Open Pit
#: 38
	260	Taxes	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 39
	567	Taxes	IRELAND	South Dublin County Council [Member]	Aggregates [Member]	Open Pit
#: 40
	168	Infrastructure	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 41
	21,220	Taxes	IRELAND	Revenue Commissioners [Member]	Aggregates [Member]	Open Pit
#: 42
	213	Royalties	ISLE OF MAN	Department of Economic Development [Member]	Aggregates [Member]	Open Pit
#: 43
	290	Royalties	NETHERLANDS	Central Government Real Estate Agency (Rijksvastgoedbedrijf) [Member]	Aggregates [Member]	Open Pit
#: 44
	143	Taxes	PHILIPPINES	Iligan City Treasurer's Office [Member]	Aggregates [Member]	Open Pit
#: 45
	102	Infrastructure	PHILIPPINES	Barangay Minuyan, Norzagaray, Bulacan [Member]	Aggregates [Member]	Open Pit
#: 46
	859	Taxes	PHILIPPINES	Bureau of Internal Revenue [Member]	Aggregates [Member]	Open Pit
#: 47
	1,531	Taxes	POLAND	First Masovian Tax Office Warsaw [Member]	Aggregates [Member]	Open Pit
#: 48
	5,775	Taxes	POLAND	Swietokrzyskie Tax Office Kielce [Member]	Aggregates [Member]	Well
#: 49
	531	Royalties	POLAND	Municipal and Communal Office in Ozarow [Member]	Aggregates [Member]	Open Pit
#: 50
	743	Royalties	POLAND	Urzad Gminy [Member]	Aggregates [Member]	Well
#: 51
	350	Fees	POLAND	Regional District Director of National Forests [Member]	Aggregates [Member]	Well
#: 52
	208	Fees	POLAND	Starostwo Powiatowe Urzad Miasta [Member]	Aggregates [Member]	Open Pit
#: 53
	110	Fees	POLAND	Swietokrzyskie Volvodeship Marshal’s Office [Member]	Aggregates [Member]	Open Pit
#: 54
	849	Royalties	POLAND	National Fund for Environmental Protection and Water Management [Member]	Aggregates [Member]	Well
#: 55
	394	Royalties	ROMANIA	Brasov County [Member]	Aggregates [Member]	Open Pit
#: 56
	310	Royalties	ROMANIA	Constanta County [Member]	Aggregates [Member]	Open Pit
#: 57
	306	Royalties	ROMANIA	Corbu Hall [Member]	Aggregates [Member]	Open Pit
#: 58
	437	Royalties	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 59
	106	Royalties	ROMANIA	Runcu Hall [Member]	Aggregates [Member]	Open Pit
#: 60
	180	Fees	ROMANIA	Baia Mare Hall [Member]	Aggregates [Member]	Open Pit
#: 61
	135	Fees	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 62
	118	Fees	ROMANIA	Suseni Hall [Member]	Aggregates [Member]	Open Pit
#: 63
	586	Taxes	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 64
	570	Royalties	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 65
	355	Taxes	SERBIA	Ministry of Finance [Member]	Aggregates [Member]	Open Pit
#: 66
	276	Royalties	SERBIA	Ministry of Mining and Energy [Member]	Aggregates [Member]	Open Pit
#: 67
	446	Royalties	SLOVAKIA	Mining Bureau [Member]	Aggregates [Member]	Open Pit
#: 68
	208	Taxes	SWITZERLAND	Canton De Neuchatel [Member]	Aggregates [Member]	Open Pit
#: 69
	108	Taxes	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 70
	342	Taxes	SWITZERLAND	Kantonales Steueramt Bern [Member]	Aggregates [Member]	Open Pit
#: 71
	122	Taxes	SWITZERLAND	Service Cantonal Des Contributions Fribourg [Member]	Aggregates [Member]	Open Pit
#: 72
	5,730	Taxes	SWITZERLAND	Steuerverwaltung Des Kantons Aargau [Member]	Aggregates [Member]	Open Pit
#: 73
	618	Royalties	SWITZERLAND	Gemeinde Auenstein [Member]	Aggregates [Member]	Open Pit
#: 74
	139	Royalties	SWITZERLAND	Gemeinde Hasle [Member]	Aggregates [Member]	Open Pit
#: 75
	1,061	Royalties	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 76
	638	Royalties	SWITZERLAND	Gemeinde Veltheim [Member]	Aggregates [Member]	Open Pit
#: 77
	613	Royalties	SWITZERLAND	Kantonales Steueramt Nidwalden [Member]	Aggregates [Member]	Open Pit
#: 78
	581	Royalties	SWITZERLAND	Steueramt Der Gemeinde Wil [Member]	Aggregates [Member]	Open Pit
#: 79
	485	Fees	SWITZERLAND	Kantonales Steueramt Aarau [Member]	Aggregates [Member]	Open Pit
#: 80
	369	Taxes	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 81
	491	Fees	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 82
	523	Fees	UKRAINE	Head Office of Tax Service in Lviv Region [Member]	Aggregates [Member]	Open Pit
#: 83
	1,212	Taxes	UKRAINE	State Tax Service Ukraine [Member]	Aggregates [Member]	Open Pit
#: 84
	980	Taxes	UNITED KINGDOM	Bolsover District Council [Member]	Aggregates [Member]	Open Pit
#: 85
	289	Taxes	UNITED KINGDOM	Bridgend County Borough [Member]	Aggregates [Member]	Open Pit
#: 86
	100	Taxes	UNITED KINGDOM	Broadland District Council [Member]	Aggregates [Member]	Open Pit
#: 87
	115	Taxes	UNITED KINGDOM	Carmarthenshire County Council [Member]	Aggregates [Member]	Open Pit
#: 88
	365	Taxes	UNITED KINGDOM	Central Bedfordshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 89
	1,225	Taxes	UNITED KINGDOM	Charnwood Borough Council [Member]	Aggregates [Member]	Open Pit
#: 90
	252	Taxes	UNITED KINGDOM	Cheshire East Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 91
	336	Taxes	UNITED KINGDOM	Cheshire West And Chester Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 92
	341	Taxes	UNITED KINGDOM	Colchester Borough Council [Member]	Aggregates [Member]	Open Pit
#: 93
	942	Taxes	UNITED KINGDOM	Craven District Council [Member]	Aggregates [Member]	Open Pit
#: 94
	763	Taxes	UNITED KINGDOM	Derbyshire Dales District Council [Member]	Aggregates [Member]	Open Pit
#: 95
	175	Taxes	UNITED KINGDOM	Durham Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 96
	180	Taxes	UNITED KINGDOM	Edinburgh Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 97
	298	Taxes	UNITED KINGDOM	Fenland District Council [Member]	Aggregates [Member]	Open Pit
#: 98
	190	Taxes	UNITED KINGDOM	Forest of Dean District Council [Member]	Aggregates [Member]	Open Pit
#: 99
	127	Taxes	UNITED KINGDOM	Hambleton District Council [Member]	Aggregates [Member]	Open Pit
#: 100
	382	Taxes	UNITED KINGDOM	Harborough District Council [Member]	Aggregates [Member]	Open Pit
#: 101
	5,186	Taxes	UNITED KINGDOM	High Peak Borough Council [Member]	Aggregates [Member]	Open Pit
#: 102
	770	Taxes	UNITED KINGDOM	Lichfield District Council [Member]	Aggregates [Member]	Open Pit
#: 103
	117	Taxes	UNITED KINGDOM	Malvern Hills District Council [Member]	Aggregates [Member]	Open Pit
#: 104
	142	Taxes	UNITED KINGDOM	Mendip District Council [Member]	Aggregates [Member]	Open Pit
#: 105
	113	Taxes	UNITED KINGDOM	Mid-Suffolk District Council [Member]	Aggregates [Member]	Open Pit
#: 106
	145	Taxes	UNITED KINGDOM	Moray Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 107
	225	Taxes	UNITED KINGDOM	New Forest District Council [Member]	Aggregates [Member]	Open Pit
#: 108
	362	Taxes	UNITED KINGDOM	Newark And Sherwood District Council [Member]	Aggregates [Member]	Open Pit
#: 109
	257	Taxes	UNITED KINGDOM	North Kesteven District Council [Member]	Aggregates [Member]	Open Pit
#: 110
	347	Taxes	UNITED KINGDOM	North Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 111
	550	Taxes	UNITED KINGDOM	North Somerset Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 112
	108	Taxes	UNITED KINGDOM	North Warwickshire Borough Council [Member]	Aggregates [Member]	Open Pit
#: 113
	111	Taxes	UNITED KINGDOM	North West Leicestershire District Council [Member]	Aggregates [Member]	Open Pit
#: 114
	441	Taxes	UNITED KINGDOM	Northumberland Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 115
	207	Taxes	UNITED KINGDOM	Peterborough Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 116
	497	Taxes	UNITED KINGDOM	Powys City Council [Member]	Aggregates [Member]	Open Pit
#: 117
	320	Taxes	UNITED KINGDOM	Richmondshire District Council [Member]	Aggregates [Member]	Open Pit
#: 118
	161	Taxes	UNITED KINGDOM	Sevenoaks District Council [Member]	Aggregates [Member]	Open Pit
#: 119
	319	Taxes	UNITED KINGDOM	Shropshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 120
	205	Taxes	UNITED KINGDOM	South Derbyshire District Council [Member]	Aggregates [Member]	Open Pit
#: 121
	179	Taxes	UNITED KINGDOM	South Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 122
	341	Taxes	UNITED KINGDOM	South Oxfordshire District Council [Member]	Aggregates [Member]	Open Pit
#: 123
	784	Taxes	UNITED KINGDOM	St Albans District Council [Member]	Aggregates [Member]	Open Pit
#: 124
	350	Taxes	UNITED KINGDOM	Staffordshire Moorlands District Council [Member]	Aggregates [Member]	Open Pit
#: 125
	83,439	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Aggregates [Member]	Open Pit
#: 126
	247	Royalties	UNITED KINGDOM	Forestry Commission [Member]	Aggregates [Member]	Open Pit
#: 127
	1,980	Royalties	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 128
	2,106	Fees	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 129
	1,618	Taxes	UNITED STATES	Arkansas Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 130
	139	Taxes	UNITED STATES	Benton County [Member]	Aggregates [Member]	Open Pit
#: 131
	1,172	Taxes	UNITED STATES	Borough of Bloomingdale [Member]	Aggregates [Member]	Open Pit
#: 132
	447	Taxes	UNITED STATES	Borough of Riverdale [Member]	Aggregates [Member]	Open Pit
#: 133
	511	Taxes	UNITED STATES	Burnet County Central Appraisal District [Member]	Aggregates [Member]	Open Pit
#: 134
	276	Taxes	UNITED STATES	Collier County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 135
	980	Taxes	UNITED STATES	Colorado Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 136
	1,164	Taxes	UNITED STATES	Connecticut Commissioner of Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 137
	163	Taxes	UNITED STATES	Delaware Division of Revenue [Member]	Aggregates [Member]	Open Pit
#: 138
	113	Taxes	UNITED STATES	Douglas County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 139
	409	Taxes	UNITED STATES	Forsyth County [Member]	Aggregates [Member]	Open Pit
#: 140
	160	Taxes	UNITED STATES	Franklin Township [Member]	Aggregates [Member]	Open Pit
#: 141
	118	Taxes	UNITED STATES	Georgia Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 142
	248	Taxes	UNITED STATES	Hopewell Township [Member]	Aggregates [Member]	Open Pit
#: 143
	1,125	Taxes	UNITED STATES	Idaho State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 144
	189	Taxes	UNITED STATES	Indiana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 145
	238	Taxes	UNITED STATES	Jefferson County Treasurer’s Office [Member]	Aggregates [Member]	Open Pit
#: 146
	366	Royalties	UNITED STATES	Berlin Charter Township [Member]	Aggregates [Member]	Open Pit
#: 147
	253	Royalties	UNITED STATES	Cedar City Corporation [Member]	Aggregates [Member]	Open Pit
#: 148
	182	Royalties	UNITED STATES	City of Rock Island [Member]	Aggregates [Member]	Open Pit
#: 149
	354	Royalties	UNITED STATES	City of Shawnee [Member]	Aggregates [Member]	Open Pit
#: 150
	110	Royalties	UNITED STATES	Idaho Department of Lands [Member]	Aggregates [Member]	Open Pit
#: 151
	122	Fees	UNITED STATES	Genola City [Member]	Aggregates [Member]	Open Pit
#: 152
	446	Taxes	UNITED STATES	Johnson County Kansas Treasurer [Member]	Aggregates [Member]	Open Pit
#: 153
	1,494	Taxes	UNITED STATES	Kansas Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 154
	3,037	Taxes	UNITED STATES	Kentucky State Treasurer [Member]	Aggregates [Member]	Open Pit
#: 155
	175	Taxes	UNITED STATES	La Plata County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 156
	123	Taxes	UNITED STATES	Louisiana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 157
	834	Taxes	UNITED STATES	Maine Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 158
	232	Taxes	UNITED STATES	Marion County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 159
	800	Taxes	UNITED STATES	Massachusetts Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 160
	1,287	Taxes	UNITED STATES	Michigan Department of Treasury [Member]	Aggregates [Member]	Open Pit
#: 161
	1,139	Taxes	UNITED STATES	Minnesota Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 162
	374	Taxes	UNITED STATES	Missouri Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 163
	321	Taxes	UNITED STATES	Montana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 164
	714	Taxes	UNITED STATES	Nebraska Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 165
	118	Taxes	UNITED STATES	Neosho County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 166
	170	Taxes	UNITED STATES	New Hampshire Department of Revenue Administration [Member]	Aggregates [Member]	Open Pit
#: 167
	1,537	Taxes	UNITED STATES	New Jersey Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 168
	168	Taxes	UNITED STATES	New York Reserve Minerals [Member]	Aggregates [Member]	Open Pit
#: 169
	103	Taxes	UNITED STATES	North Annville Township [Member]	Aggregates [Member]	Open Pit
#: 170
	425	Taxes	UNITED STATES	North Carolina Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 171
	102	Taxes	UNITED STATES	North Londonderry Township [Member]	Aggregates [Member]	Open Pit
#: 172
	159	Royalties	UNITED STATES	Monroe County Road Commission [Member]	Aggregates [Member]	Open Pit
#: 173
	370	Fees	UNITED STATES	New York State Department of Environmental Conservation [Member]	Aggregates [Member]	Open Pit
#: 174
	1,351	Taxes	UNITED STATES	Oregon Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 175
	1,170	Taxes	UNITED STATES	Pennsylvania Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 176
	179	Taxes	UNITED STATES	Polk County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 177
	123	Taxes	UNITED STATES	Rhode Island Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 178
	1,795	Taxes	UNITED STATES	Rockaway Township [Member]	Aggregates [Member]	Open Pit
#: 179
	199	Taxes	UNITED STATES	Rockland County [Member]	Aggregates [Member]	Open Pit
#: 180
	126	Taxes	UNITED STATES	Sarpy County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 181
	288	Taxes	UNITED STATES	Sonoma County [Member]	Aggregates [Member]	Open Pit
#: 182
	253	Taxes	UNITED STATES	Spokane County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 183
	130	Taxes	UNITED STATES	Stark County [Member]	Aggregates [Member]	Open Pit
#: 184
	244	Taxes	UNITED STATES	State of Arkansas [Member]	Aggregates [Member]	Open Pit
#: 185
	304	Taxes	UNITED STATES	State of Wyoming [Member]	Aggregates [Member]	Open Pit
#: 186
	112	Taxes	UNITED STATES	Sumter County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 187
	172	Taxes	UNITED STATES	Suwannee County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 188
	159	Taxes	UNITED STATES	Taylor County [Member]	Aggregates [Member]	Open Pit
#: 189
	294	Taxes	UNITED STATES	Tennessee Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 190
	3,349	Taxes	UNITED STATES	Texas Comptroller of Public Accounts [Member]	Aggregates [Member]	Open Pit
#: 191
	107	Taxes	UNITED STATES	Town of Acushnet [Member]	Aggregates [Member]	Open Pit
#: 192
	353	Taxes	UNITED STATES	Town of Clarkstown [Member]	Aggregates [Member]	Open Pit
#: 193
	206	Taxes	UNITED STATES	Town of Cranston [Member]	Aggregates [Member]	Open Pit
#: 194
	142	Taxes	UNITED STATES	Town of Goshen [Member]	Aggregates [Member]	Open Pit
#: 195
	481	Royalties	UNITED STATES	School And Institutional Trust Land Administrator [Member]	Aggregates [Member]	Open Pit
#: 196
	582	Taxes	UNITED STATES	Town of Hamburg [Member]	Aggregates [Member]	Open Pit
#: 197
	1,001	Taxes	UNITED STATES	Town of Haverstraw [Member]	Aggregates [Member]	Open Pit
#: 198
	360	Taxes	UNITED STATES	Town of Newington [Member]	Aggregates [Member]	Open Pit
#: 199
	405	Taxes	UNITED STATES	Town of North Branford [Member]	Aggregates [Member]	Open Pit
#: 200
	246	Taxes	UNITED STATES	Town of North Hempstead [Member]	Aggregates [Member]	Open Pit
#: 201
	119	Taxes	UNITED STATES	Town of Plainfield [Member]	Aggregates [Member]	Open Pit
#: 202
	513	Taxes	UNITED STATES	Town of Plainville [Member]	Aggregates [Member]	Open Pit
#: 203
	143	Taxes	UNITED STATES	Town of Wallingford [Member]	Aggregates [Member]	Open Pit
#: 204
	184	Taxes	UNITED STATES	Township of Byram [Member]	Aggregates [Member]	Open Pit
#: 205
	172	Taxes	UNITED STATES	Township of Oxford [Member]	Aggregates [Member]	Open Pit
#: 206
	279	Taxes	UNITED STATES	Travis County Central Appraisal District [Member]	Aggregates [Member]	Open Pit
#: 207
	220	Taxes	UNITED STATES	Treasurer State of Iowa [Member]	Aggregates [Member]	Open Pit
#: 208
	396	Taxes	UNITED STATES	Treasurer State of Ohio [Member]	Aggregates [Member]	Open Pit
#: 209
	1,695	Taxes	UNITED STATES	Utah State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 210
	211	Taxes	UNITED STATES	Warren County Georgia [Member]	Aggregates [Member]	Open Pit
#: 211
	512	Taxes	UNITED STATES	West Virginia State Tax Department [Member]	Aggregates [Member]	Open Pit
#: 212
	170	Taxes	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 213
	146	Royalties	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 214
	170	Infrastructure	UNITED STATES	Washtenaw County Road Commission [Member]	Aggregates [Member]	Open Pit
#: 215
	175,560	Taxes	UNITED STATES	Internal Revenue Service [Member]	Aggregates [Member]	Open Pit
#: 216
	547	Royalties	UNITED STATES	Bureau of Indian Affairs [Member]	Aggregates [Member]	Open Pit
#: 217
	$ 480	Royalties	UNITED STATES	Bureau of Land Management [Member]	Aggregates [Member]	Open Pit